Post-employment Benefit - Summary of Movements in Net Defined Benefit Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Beginning balance	$ 1,373,232	$ 1,207,310	$ 1,033,739
Current service cost	17,171	19,165	20,475
Interest expense (income)	20,216	20,687	22,694
Subtotal	37,387	39,852	43,169
Remeasurements:
Experience adjustments	(13,625)	19,709	10,493
Changes in demographic assumptions			18,021
Changes in financial assumptions		149,878	145,514
Return of plan assets (excluding amount included in net interest expense)	6,281	6,297	5,814
Remeasurements	(7,344)	175,884	179,842
Pension fund contribution	(49,552)	(49,814)	(49,440)
Ending balance	1,353,723	1,373,232	1,207,310
Present value of defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Beginning balance	2,550,824	2,392,281	2,225,935
Current service cost	17,171	19,165	20,475
Interest expense (income)	37,817	41,441	49,670
Subtotal	54,988	60,606	70,145
Remeasurements:
Experience adjustments	(13,625)	19,709	10,493
Changes in demographic assumptions			18,021
Changes in financial assumptions		149,878	145,514
Remeasurements	(13,625)	169,587	174,028
Paid Pension	(79,127)	(71,650)	(77,827)
Ending balance	2,513,060	2,550,824	2,392,281
Fair value of plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(1,177,592)	(1,184,971)	(1,192,196)
Interest expense (income)	(17,601)	(20,754)	(26,976)
Subtotal	(17,601)	(20,754)	(26,976)
Remeasurements:
Changes in demographic assumptions			0
Changes in financial assumptions		0	0
Return of plan assets (excluding amount included in net interest expense)	6,281	6,297	5,814
Remeasurements	6,281	6,297	5,814
Pension fund contribution	(49,552)	(49,814)	(49,440)
Paid Pension	79,127	71,650	77,827
Ending balance	$ (1,159,337)	$ (1,177,592)	$ (1,184,971)